Cover	Apr. 02, 2025
Cover [Abstract]
Entity Registrant Name	ECO SCIENCE SOLUTIONS, INC.
Entity Central Index Key	0001490873
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 02, 2025
Entity File Number	000-54803
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-4199032
Entity Address Address Line 1	300 S. El Camino Real #206
Entity Address City Or Town	San Clemente
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92672
City Area Code	833
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	464-3726